                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Creedon Capital Management, LLC
            ------------------------------------------
Address:    123 Second Street, Suite 120
            ------------------------------------------
            Sausalito, California 94965
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-07674
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Goldstein
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    415-332-0111
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ David Goldstein          Sausalito, California         February 13, 2002
---------------------  ---------------------------------   -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                              -----------------------

Form 13F Information Table Entry Total:                 58
                                              -----------------------

Form 13F Information Table Value Total:      $        80,001
                                              -----------------------
                                                (thousands)


List of Other Included Managers:

None

           FORM 13F INFORMATION TABLE - CREEDON CAPITAL MANAGEMENT LLC
                           (QUARTER ENDING 12/31/01)

         COLUMN 1                 COLUMN 2           COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                                                                VOTING AUTHORITY
                                                               VALUE             SH/ PUT/ INVESTMENT  OTHER    --------------------
                                TITLE OF CLASS         CUSIP  (X1000)    Amount  PRN CALL DISCRETION MANAGERS  SOLE  SHARED   NONE
                                --------------      --------- -------  --------- --- ---- ---------- -------- ------ ------ -------
AES TR III                      PFD CV 6.75%        00808N202     34     355000  SH   NA       X              355000
AETHER SYS INC                  SUB NT CV 6% 05     00808VAA3    595    1000000  PRN  NA       X                             1000000
AKAMAI TECHNOLOGIES INC         SB NT CV 144A07     00971TAA9    540    7000000  PRN  NA       X                             7000000
AKAMAI TECHNOLOGIES INC         SB NT CV 5.5%07     00971TAC5   6661    3000000  PRN  NA       X                             3000000
AVAYA  INC                      LYON 10/31/21       053499AA7    557   16000000  PRN  NA       X
ANADIGICS INC                   SR NT CV 144A 5%06  032515AA6    982    4000000  PRN  NA       X
AT HOME CORP                    SUB NT CV 4.75% 06  045919AF4    240   61350000  PRN  NA       X                            61350000
ATMEL CORP                      SD CV ZRO 144A 21   049513AD6    310   26000000  PRN  NA       X                            26000000
CHARMING SHOPPES INC            SB NT CV 7.5% 06    161133AA1    967    6305000  PRN  NA       X                             6305000
CHARTER COMMUNICATIONS INC DEL  SUB NT CV5.75% 05   16117MAB3   1027    9565000  PRN  NA       X                             9565000
SEACOR SMIT INC                 SUBNTCV 5.375%06    811904AE1   1085    2632000  PRN  NA       X                             2632000
CHECKPOINT SYS INC              SB DB CV 5.25%05    162825AB9    940    9104000  PRN  NA       X                             9104000
CELLSTAR CORP                   SUB NT CONV 5%02    150925AC9    785   28051000  PRN  NA       X                            28051000
COR THERAPEUTICS INC            SUB NT CV 5%07      217753AD4   1007   21000000  PRN  NA       X                            21000000
CV THERAPEUTICS INC             SUB NT CV 4.75% 07  126667AB0   1022   28250000  PRN  NA       X                            28250000
CV THERAPEUTICS INC             SB NT CV 144A 07    126667AA2   1022    4500000  PRN  NA       X                             4500000
ECHOSTAR COMMUNICATIONS NEW     SB NT CV 4.875% 07  278762AD1    904   12000000  PRN  NA       X                            12000000
ECHOSTAR COMMUNICATIONS NEW     SR NT CV 144A 08    278762AE9    910   19500000  PRN  NA       X                            19500000
E TRADE GROUP INC               SB NT CV 6.75%08    269246AD6   1175   11250000  PRN  NA       X
E TRADE GROUP INC               SUB NT CV  144A 08  269246AC8   1175    2275000  PRN  NA       X                             2275000
E TRADE GROUP INC               SUB NT CV 6%07      269246AB0    832    3884000  PRN  NA       X                             3884000
E TRADE GROUP INC               SUB NT CV 144A07    269246AA2    832    5116000  PRN  NA       X                             5116000
FEI CO                          SUB NT CV 5.5% 08   30241LAA7    970    4000000  PRN  NA       X                             4000000
GENESCO INC                     SUB NT CV 5.5% 05   371532AL6   1115   11425000  PRN  NA       X                            11425000
GLOBAL CROSSING LTD             PFD CONV 7%         G3921A142      7     437260  SH   NA       X              437260
GLOBAL CROSSING LTD             PFD CV 6.375%       G3921A126      4     218805  SH   NA       X              218805
HUMAN GENOME SCIENCES INC       SB NT CV 144A 07    444903AG3    751    5900000  PRN  NA       X                             5900000
HUMAN GENOME SCIENCES INC       SUB NT CV 5% 07     444903AF5    930   15900000  PRN  NA       X                            15900000
HUTCHINSON TECHNOLOGY INC       SB NT CV 6%05       448407AC0    999   26345000  PRN  NA       X                            26345000
IMCLONE SYS INC                 SUB NT CV 5.5%05    45245WAD1   1072   18180000  PRN  NA       X                            18180000
INHALE THERAPEUTIC SYS INC      SUB NT CV 3.5%07    457191AH7    655    3000000  PRN  NA       X                             3000000
INHALE THERAPEUTIC SYS INC      SUB NT CV 5% 07     457191AF1    755    2150000  PRN  NA       X                             2150000
K-MART FING I                   PFD TRCV 7.75%      498778208     29     196300  SH   NA       X              196300
HMT TECHNOLOGY CORP             SB NT CV 5.75%04    403917AD9    190   30007000  PRN  NA       X                            30007000

         COLUMN 1                 COLUMN 2           COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                                                                VOTING AUTHORITY
                                                               VALUE             SH/ PUT/ INVESTMENT  OTHER    --------------------
                                TITLE OF CLASS         CUSIP  (X1000)    Amount  PRN CALL DISCRETION MANAGERS  SOLE  SHARED   NONE
                                --------------      --------- -------  --------- --- ---- ---------- -------- ------ ------ -------
NATIONAL AUSTRALIA BK LTD       CAP UTS EXCHBL      632525309  30500    1310000  SH   NA       X             1310000
                                7.875% 49
NORTEL NETWORKS CORP NEW        GTD SR CV 144A 08   656568AA0    975   13625000  PRN  NA       X                            13625000
OWENS ILL INC                   PFD CONV $.01       690768502     20     244100  SH   NA       X              244100
OFFSHORE LOGISTICS INC          SUB NT CV 6%03      676255AF9   1005    2310000  PRN  NA       X                             2310000
ORBITAL SCIENCES CORP           SB NT CV 5%02       685564AC0    750   10300000  PRN  NA       X                            10300000
PEREGRINE SYSTEMS INC           SUB NT CV 5.5% 07   71366QAC5    922   14700000  PRN  NA       X                            14700000
PROVIDIAN FINL CORP             SR NT CV 3.25%05    74406AAA0    460   10500000  PRN  NA       X
RATIONAL SOFTWARE CORP          SUB NT CV 5%07      75409PAC7    922    8857000  PRN  NA       X                             8857000
REDBACK NETWORKS INC            SB NT CV 5.5%07     757209AB7    525    9900000  PRN  NA       X                             9900000
READ-RITE CORP                  SUB NT CV 6.5%04    755246AA3   1000    5353000  PRN  NA       X                             5353000
PHOTRONICS INC                  SUB NT CONV 6%04    719405AA0   1200    2500000  PRN  NA       X
SCI SYS INC                     SUB NT CV 3%07      783890AF3    830   26000000  PRN  NA       X                            26000000
SIEBEL SYS INC                  SB NT CV 5.5%06     826170AC6   1417   20539000  PRN  NA       X                            20539000
SEALED AIR CORP NEW             PFD CV A $2         81211K209     41     375000  SH   NA       X              375000
SEPRACOR INC                    SB DED CONV 7%05    817315AL8    849   23278000  PRN  NA       X                            23278000
SEPRACOR INC                    SUB DB CONV 7%05    817315AH7    652   31431000  PRN  NA       X                            31431000
SOLECTRON CORP                  LYON ZERO CPN 20    834182AL1    169   22500000  PRN  NA       X                            22500000
SOVEREIGN BANCORP INC           UNIT EX 111229      845905306     36     271400  SH   NA       X              271400
STMICROELECTRONICS N V          SUB LYON ZERO 09    861012AB8    313   61520000  PRN  NA       X                            61520000
VIROPHARMA INC                  SB NT CV 6% 07      928241AC2   2139    5375000  PRN  NA       X                             5375000
VERIZON COMMUNICATIONS          DB CV ZRO 144A 21   92343VAA2   1769   20000000  PRN  NA       X                            20000000
WESTERN DIGITAL CORP            SB DB CV ZERO 18    958102AH8   2148     405000  PRN  NA       X                              405000
XO COMMUNICATIONS INC           SUB DB CV 5.75% 09  983764AC5    272    7800000  PRN  NA       X                             7800000
XO COMMUNICATIONS INC           SB DB CV 144A 09    983764AA9      8   32500000  PRN  NA       X                            32500000